Fair Value Disclosures (Foreclosed Properties) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Foreclosed properties, beginning	$ 2,236	$ 1,750	$ 1,750
Loans transferred to foreclosed properties, at lower of cost or fair value	1,397	2,218	3,119
Payments to priority lien holders of foreclosed properties	268	0	0
Proceeds from sale of foreclosed properties	(1,486)	(1,766)	(2,213)
Net (loss) gain on sale of foreclosed properties	(52)		201
Impairment valuation	(176)		(621)
Foreclosed properties, ending	$ 2,187		$ 2,236